Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of financial position [abstract]
Share capital, par value	$ 0.16	$ 0.16
Share capital, authorized	60,000,000	60,000,000
Share capital, issued	48,849,907	50,502,203
Shares held in treasury, shares	0	1,100,000